Jan. 28, 2017
SPOUTING ROCK/CONVEX DYNAMIC GLOBAL MACRO FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2017

The Fund has determined to change its name to more closely reflect its principal investment strategy. In addition, the Adviser has contractually agreed to reduce the expense cap for the Fund so that total operating expenses (excluding certain expenses described in the footnote to the fee table shown below) do not exceed 1.35% of the Fund’s average daily net assets.

The name “Spouting Rock/Convex Dynamic Global Macro Fund” is replaced with “Spouting Rock/Convex Global Dynamic Risk Fund.”

The Fees and Expenses of the Fund and Example Numbers sub-sections in the Summary Section are deleted and replaced as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Advisor Class
Management Fees	1.20%	1.20%
Distribution and Service (12b-1) Fees	NONE	0.25%

Other Expenses	7.42%	7.57%
Administrative Services Fees	NONE	0.15%
Remaining Other Expenses	7.42%	7.42%
Acquired Fund Fees and Expenses	0.25%	0.25%

Total Annual Fund Operating Expenses	8.87%	9.27%
Fee Waiver/Expense Reimbursement(1)	-7.27%	-7.27%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.60%	2.00%

(1)
The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2018 so that total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.35% of the Fund’s average daily net assets. Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to January 31, 2018 date except by the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$163	$1,927	$3,557	$7,111
Advisor Class	$203	$2,032	$3,708	$7,311